financing costs (Tables)	6 Months Ended
Jun. 30, 2026
financing costs
Schedule of financing costs

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Interest expense
From transactions that only involve the raising of finance
Long-term debt, excluding lease liabilities and other (secured)
Gross	$327	$306	$655	$590
Capitalized [1] (Notes 17, 18(a))	(3)	—	(6)	(9)
Net	324	306	649	581

Short-term borrowings and other	17	12	30	29
Long-term debt prepayment premium (Note 26(e))	51	—	51	—
	392	318	730	610
From transactions that do not only involve the raising of finance
Long-term debt – lease liabilities (Notes 19, 26(h))	41	42	84	83
Long-term debt – other (secured) (Note 26(g))	6	8	11	14
Employee defined benefit plans net interest (Note 15)	4	3	7	6
Accretion on provisions (Note 25)	5	7	13	14
	56	60	115	117
	448	378	845	727
Other
Foreign exchange	(7)	12	(44)	12
	441	390	801	739
Interest income	(21)	(17)	(46)	(22)
	$420	$373	$755	$717

Net interest cost			$754	$720
Interest expense on long-term debt, excluding lease liabilities and other – capitalized [1]			(6)	(9)
Employee defined benefit plans net interest			7	6
			$755	$717

1	Interest on long-term debt, excluding lease liabilities, at a composite rate of 5.3% (2025 – 5.3%) was capitalized to property, plant and equipment assets under construction and to intangible assets with indefinite lives during the period.